Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net loss	$ (21,036,690)	$ (15,669,093)	$ (18,169,070)
Other comprehensive (loss) - net of income taxes
Exchange differences on translating foreign operations	(606,364)	(70,705)	(74,497)
Comprehensive loss	$ (21,643,054)	$ (15,739,798)	$ (18,243,567)